Long-term Debt (Narrative III)) (Details) - USD ($)			6 Months Ended
	Apr. 19, 2023	Jan. 04, 2017	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Sep. 29, 2025	Jul. 06, 2023	Jun. 26, 2023	Apr. 12, 2023
Debt Instrument [Line Items]
Fair value of derivatives (Note 7)			$ 0		$ 217,000
Restricted cash, current			51,250,000	$ 0	53,750,000
Gain/(loss) from interest rate swap			252,000	(227,000)
Gain/(loss) on derivative instruments			201,000	(227,000)
Debt current liabilities			88,670,000		50,281,000
Export-Import Bank of China [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Proceeds from issuance of secured debt		$ 57,240,000
Periodic payment, principal			$ 954,000
Maturity date			Jan. 04, 2032
DNB Bank ASA [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Periodic payment, principal			$ 3,846,000
Maturity date			Dec. 27, 2029
Notional amount, percent of loan							30.00%
Interest rate swap, fair value			$ 109,000		361,000
Loan amount								$ 100,000,000
Gain/(loss) from interest rate swap			252,000	(227,000)
Gain/(loss) on derivative instruments			51,000
Debt current liabilities			38,462,000
Danish Ship Finance A/S [Member]
Debt Instrument [Line Items]
Proceeds from issuance of secured debt	$ 100,000,000
Periodic payment, principal	3,301,000		2,533,000
Balloon installments	$ 33,972,000		$ 14,323,000
Maturity date			Apr. 18, 2031
Loan amount									$ 100,000,000
National Bank Of Greece S.A. [Member]
Debt Instrument [Line Items]
Periodic payment, principal			$ 1,250,000
Balloon installments			$ 25,000,000
Maturity date			Sep. 29, 2031
Loan amount						$ 55,000,000
Restricted cash, current			$ 51,250,000		$ 53,750,000